UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:   811-22683

AIP MACRO REGISTERED FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code:   (610) 260-7600

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

AIP MACRO REGISTERED FUND P

Financial Statements (Unaudited)

For the Period from January 1, 2015 to

June 30, 2015

AIP Macro Registered Fund P

Financial Statements (Unaudited)

For the Period from January 1, 2015 to June 30, 2015

Unaudited financial statements for AIP Macro Registered Fund A for the period from January 1, 2015 to June 30, 2015 are attached to these financial statements and are an integral part thereof.

AIP Macro Registered Fund P

Statement of Assets and Liabilities (Unaudited)

June 30, 2015

Assets
Investment in AIP Macro Registered Fund A, at fair value (cost $50,042,295)	$49,899,677
Cash	767,697
Repurchases receivable from AIP Macro Registered Fund A	1,789,471
Due from adviser	5,555
Other assets	1,183

Total assets	52,463,583

Liabilities
Payable for share repurchases	1,789,471
Subscriptions received in advance	75,000
Accrued expenses and other liabilities	34,985

Total liabilities	1,899,456

Net assets	$50,564,127

Net assets consist of:
Net capital	$50,752,792
Accumulated undistributed net investment income (loss)	(228,905)
Accumulated net realized gain (loss) from investments	182,858
Net unrealized appreciation on investments	(142,618)

Net assets	$50,564,127

Net asset value per share:
50,092.783 shares issued and outstanding, no par value, 1,000,000 registered shares	$1,009.41

Maximum offering price per share
($1,009.41 plus sales load of 3% of net asset value per share)	$1,039.69

See accompanying notes and attached unaudited financial statements for AIP Macro Registered Fund A.

1

AIP Macro Registered Fund P

Statement of Operations (Unaudited)

For the Period January 1, 2015 to June 30, 2015

Expenses
Shareholder servicing fees	$137,843
Professional fees	31,883
Transfer agent fees	23,737
Registration fees	22,525
Custody fees	100
Other	17,001

Total fund expenses	233,089
Expense reimbursements	(28,341)

Net expenses	204,748

Net investment income (loss)	(204,748)

Realized and unrealized gain (loss) from investments in AIP Macro Registered Fund A
Net realized gain (loss) from investments	133,745
Net change in unrealized appreciation/depreciation on investments	(331,166)

Net realized and unrealized gain (loss) from investments in AIP Macro Registered Fund A	(197,421)

Net increase (decrease) in net assets resulting from operations	$(402,169)

See accompanying notes and attached unaudited financial statements for AIP Macro Registered Fund A.

2

AIP Macro Registered Fund P

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2014
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$1,659,461
Net realized gain (loss) from investments	70,844
Net change in unrealized appreciation/depreciation on investments	469,551

Net increase (decrease) in net assets resulting from operations	2,199,856

Distributions to shareholders from:
Net investment income	(2,877,664)
Net realized gain (loss) from investments	(120,850)

Total distributions	(2,998,514)

Shareholder transactions
Subscriptions (representing 6,686.357 shares)	6,834,066
Distributions reinvested (representing 2,948.358 shares)	2,976,633
Repurchases (representing 6,549.105 shares)	(6,707,173)

Net increase (decrease) in net assets from shareholder transactions	3,103,526

Total increase (decrease) in net assets	2,304,868

Net assets, beginning of the year (representing 49,580.064 shares)	51,297,602

Net assets, end of the year (representing 52,665.674 shares)	$53,602,470

For the period from January 1, 2015 to June 30, 2015
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(204,748)
Net realized gain (loss) from investments	133,745
Net change in unrealized appreciation/depreciation on investments	(331,166)

Net increase (decrease) in net assets resulting from operations	(402,169)

Shareholder transactions
Subscriptions (representing 1,554.722 shares)	1,598,000
Repurchases (representing 4,127.613 shares)	(4,234,174)

Net increase (decrease) in net assets from shareholder transactions	(2,636,174)

Total increase (decrease) in net assets	(3,038,343)

Net assets, beginning of the period (representing 52,665.674 shares)	53,602,470

Net assets, end of the period (representing 50,092.783 shares)	$50,564,127

See accompanying notes and attached unaudited financial statements for AIP Macro Registered Fund A.

3

AIP Macro Registered Fund P

Statement of Cash Flows (Unaudited)

For the Period January 1, 2015 to June 30, 2015

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(402,169)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in AIP Macro Registered Fund A	(133,745)
Net change in unrealized appreciation/depreciation on investments in AIP Macro Registered Fund A	331,166
Purchase of investments in AIP Macro Registered Fund A	(750,000)
Proceeds from sales of investments in AIP Macro Registered Fund A	4,234,174
(Increase) decrease in repurchases receivable from AIP Macro Registered Fund A	(235,432)
(Increase) decrease in due from adviser	145,216
(Increase) decrease in other assets	(318)
Increase (decrease) in shareholder servicing payable	(122,779)
Increase (decrease) in accrued expenses and other liabilities	(38,524)

Net cash provided by (used in) operating activities	3,027,589

Cash flows from financing activities
Subscriptions	1,320,000
Repurchases	(3,998,742)

Net cash provided by (used in) financing activities	(2,678,742)

Net change in cash	348,847
Cash at beginning of the period	418,850

Cash at end of the period	$767,697

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2015 of subscriptions received in advance during 2014	$353,000

See accompanying notes and attached unaudited financial statements for AIP Macro Registered Fund A.

4

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited)

June 30, 2015

1.	Organization

AIP Macro Registered Fund P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 29, 2012. The Fund commenced operations on July 1, 2012 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Macro Registered Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”) and Morgan Stanley Investment Management Limited serves as the Master Fund’s sub-adviser (the “Sub-Adviser”) (collectively with the Investment Adviser, the “Adviser”). Each of the Investment Adviser and Sub-Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Master Fund has the same investment objective as the Fund. The Master Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of “global macro” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Global macro” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. As of June 30, 2015, the Fund had a 88.51% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund, the Investment Adviser or the Sub-Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

See attached unaudited financial statements for AIP Macro Registered Fund A.

5

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was August 1, 2012. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares.

Shares are sold only to certain investors (“Shareholders”) who represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Distributor or any Selling Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $25,000. The minimal initial and additional investments may be modified by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or a Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer will generally apply to up to 15% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 95% of the

See attached unaudited financial statements for AIP Macro Registered Fund A.

6

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 95% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid out promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2015, the total of all Shareholders’ Holdback Amounts was $149,206 which includes any Holdback Amount for repurchases as of June 30, 2015, and is included in payable for share repurchases in the Statement of Assets and Liabilities.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2015. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in net asset value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements

See attached unaudited financial statements for AIP Macro Registered Fund A.

7

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

as of June 30, 2015. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the three-year period ended December 31, 2014, remains subject to examination by major taxing authorities.

At June 30, 2015, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$50,049,725

Gross tax unrealized appreciation	$-
Gross tax unrealized depreciation	(150,048)

Net tax unrealized appreciation/depreciation on investments	$(150,048)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during the tax year ended December 31, 2014 was as follows:

December 31, 2014
Distributions paid from:
Ordinary income	$2,901,821
Capital Gain	96,693

$2,998,514

See attached unaudited financial statements for AIP Macro Registered Fund A.

8

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-

Undistributed long-term capital gain	$32,386

3.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Investment Adviser. Please refer to the attached financial statements of the Master Fund for a discussion of the computation for the management fee.

The Investment Adviser has contractually agreed to waive or reimburse the Master Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.50% until the termination of the Master Fund’s investment advisory agreement. The Investment Adviser has contractually agreed to further reimburse the Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses, and the Fund’s proportionate share of certain investment related expenses of the Master Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 2.25% of the Fund’s net assets until the termination of Master Fund’s investment advisory agreement. For the period from January 1, 2015 to June 30, 2015, the Fund’s expense reimbursements were $28,341, of which $5,555 was receivable from the Adviser at June 30, 2015.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments of less than $250,000 will be subject to a maximum sales load of 3%; investments of $250,000 - $999,999 will be subject to a maximum sales load of 2%; investments of $1,000,000 -$4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will be subject to a sales load of 0.5%. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors.

See attached unaudited financial statements for AIP Macro Registered Fund A.

9

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

3.	Management Fee, Related Party Transactions and Other (continued)

Prior to May 1, 2015, the Fund paid the Distributor, and the Distributor paid each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that entered into a shareholder servicing agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0708% (0.85% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by customers of the Distributor or the Service Agent. Effective May 1, 2015, the Fund will pay the Distributor, and the Distributor will pay each financial institution, broker-dealer and other industry professional that enters into a shareholder servicing agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annual basis) of the net asset value of the outstanding Shares beneficially owned by customers of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, will respond to Shareholder inquiries about the Fund, facilitate Fund communications with Shareholders, assist Shareholders in changing account designations or addresses, and assist Shareholders in processing repurchase requests. For the period from January 1, 2015 to June 30, 2015, the Fund incurred shareholder servicing fees of $137,843, none of which was payable at June 30, 2015.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf.

As of June 30, 2015, there was one Shareholder, affiliated with Morgan Stanley, with a net asset balance that represented approximately 38% of the Fund’s net assets.

4.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for AIP Macro Registered Fund A.

10

AIP Macro Registered Fund P

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2015 to June 30, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period from July 1, 2012(a) to December 31, 2012
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,017.79	$1,034.64	$1,019.59	$1,000.00

Net investment income (loss) (b)	(3.91)	31.82	46.63	13.47
Net realized and unrealized gain (loss) from investments	(4.47)	10.31	(15.30)	18.50

Net increase (decrease) resulting from operations	(8.38)	42.13	31.33	31.97
Distributions paid
Net Investment income	-	(58.98)	(16.28)	(12.38)

Net asset value, end of period	$1,009.41	$1,017.79	$1,034.64	$1,019.59

Total return (c)	(0.82%)	4.12%	3.09%	3.21%

Ratio of total expenses before expense reimbursements (d)	1.18%	2.64%	2.62%	1.86%
Ratio of total expenses after expense reimbursements (d)	1.13%	2.27%	2.22%	1.12%
Ratio of net investment income (loss) (e)	(1.13%)	1.59%	3.00%	0.58%
Portfolio turnover (f)	5%	38%	18%	0%
Net assets, end of period (000s)	$50,564	$53,602	$51,298	$33,323

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology, and excludes net investment income allocated from the Master Fund.
(c)

Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(d)	Includes net expenses of the Master Fund.
(e)	Includes income and expenses of the Master Fund.
(f)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

6.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

See attached unaudited financial statements for AIP Macro Registered Fund A.

11

AIP Macro Registered Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

12

AIP Macro Registered Fund P

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees	Legal Counsel
Michael Nugent, Chairperson of the Board and Trustee	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Michael Bozic	New York, NY 10036
Kathleen A. Dennis
Nancy C. Everett	Kramer Levin Naftalis & Frankel
Jakki L. Haussler	LLP
James F. Higgins	1177 Avenue of the Americas
Dr. Manuel H. Johnson	New York, NY 10036
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Officers

John H. Gernon, President and Principal Executive Officer

Stefanie V. Chang Yu, Chief Compliance Officer

Joseph C. Beneditti, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Noel Langlois, Treasurer and Principal Financial Officer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Master Fund’s Sub-Adviser

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14-4QA, England

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

13

AIP MACRO REGISTERED FUND A

Financial Statements (Unaudited)

For the Period from January 1, 2015 to

June 30, 2015

AIP Macro Registered Fund A
Financial Statements (Unaudited)
For the Period from January 1, 2015 to June 30, 2015

AIP Macro Registered Fund A
Statement of Assets and Liabilities (Unaudited)
June 30, 2015

Assets
Investment in investment funds, at fair value (cost $48,249,577)	$54,135,784
Cash	344,037
Prepaid investments in investment funds	2,000,000
Receivable for investments sold	4,370,213
Other assets	2,357

Total assets	60,852,391

Liabilities
Line of credit payable	2,450,000
Payable for share repurchases	1,794,402
Management fee payable	79,312
Subscriptions received in advance	75,000
Accrued expenses and other liabilities	78,495

Total liabilities	4,477,209

Net assets	$56,375,182

Net assets consist of:
Net capital	$56,336,309
Accumulated undistributed net investment income (loss)	(5,129,785)
Accumulated net realized gain (loss) from investments	(717,549)
Net unrealized appreciation on investments	5,886,207

Net assets	$56,375,182

Net asset value per share:
55,430.761 shares issued and outstanding, no par value, 1,000,000 registered shares	$1,017.04

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A
Statement of Operations (Unaudited)
For the Period January 1, 2015 to June 30, 2015

Expenses
Management fees	$348,552
Professional fees	91,791
Registration fees	22,025
Accounting and administration fees	19,694
Custody fees	11,606
Transfer agent fees	10,081
Interest expense	4,317
Trustees’ fees	3,500
Other	23,512

Total expenses	535,078
Management fee waivers	(83,572)

Net expenses	451,506

Net investment income (loss)	(451,506)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	428,546

Net realized gain (loss) from investments	428,546

Net change in unrealized appreciation/depreciation on investments in investment funds	(220,131)

Net change in unrealized appreciation/depreciation on investments	(220,131)

Net realized and unrealized gain (loss) from investments	208,415

Net increase (decrease) in net assets resulting from operations	$(243,091)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A
Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2014
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(886,799)
Net realized gain (loss) from investments	1,137,399
Net change in unrealized appreciation/depreciation on investments	2,606,500

Net increase (decrease) in net assets resulting from operations	2,857,100

Distributions to shareholders from:
Net investment income	(2,257,505)

Shareholder transactions
Subscriptions (representing 7,879.738 shares)	7,905,000
Distributions reinvested (representing 2,228.556 shares)	2,257,505
Repurchases (representing 6,913.260 shares)	(6,982,767)

Net increase (decrease) in net assets from shareholder transactions	3,179,738

Total increase (decrease) in net assets	3,779,333

Net assets, beginning of the year (representing 54,585.658 shares)	55,264,733

Net assets, end of the year (representing 57,780.692 shares)	$59,044,066

For the period from January 1, 2015 to June 30, 2015
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(451,506)
Net realized gain (loss) from investments	428,546
Net change in unrealized appreciation/depreciation on investments	(220,131)

Net increase (decrease) in net assets resulting from operations	(243,091)

Shareholder transactions
Subscriptions (representing 1,844.499 shares)	1,907,000
Repurchases (representing 4,194.430 shares)	(4,332,793)

Net increase (decrease) in net assets from shareholder transactions	(2,425,793)

Total increase (decrease) in net assets	(2,668,884)

Net assets, beginning of the period (representing 57,780.692 shares)	59,044,066

Net assets, end of the period (representing 55,430.761 shares)	$56,375,182

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A
Statement of Cash Flows (Unaudited)
For the Period from January 1, 2015 to June 30, 2015

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(243,091)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(428,546)
Net change in unrealized appreciation/depreciation on investments in investment funds	220,131
Purchase of investments in investment funds	(3,257,688)
Proceeds from sales of investments in investment funds	7,264,368
Net (purchase) sales/maturities of short-term investments	91,062
(Increase) decrease in prepaid investments in investment funds	(2,000,000)
(Increase) decrease in receivable for investments sold	(1,637,517)
(Increase) decrease in other assets	4,544
Increase (decrease) in management fee payable	5,461
Increase (decrease) in accrued expenses and other liabilities	(39,686)

Net cash provided by (used in) operating activities	(20,962)

Cash flows from financing activities
Proceeds from advances on line of credit	5,730,000
Repayments of advances on line of credit	(3,580,000)
Subscriptions	1,982,000
Repurchases	(4,105,115)

Net cash provided by (used in) financing activities	26,885

Net change in cash	5,923
Cash at beginning of the period	338,114

Cash at end of the period	$344,037

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$5,458

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A
Schedule of Investments (Unaudited)
June 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**

Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund Limited	7/1/2012	$1,864,192	$1,892,798	3.36%	7/31/2015	Monthly
Boronia Diversified Fund Limited	9/1/2013	1,435,416	1,514,108	2.68	7/31/2015	Monthly
Edgestream Nias Fund, Ltd.	3/1/2015	1,500,000	1,460,369	2.59	7/31/2015	Monthly
Ellington Quantitative Macro Fund Ltd.	12/1/2014	2,000,000	1,995,791	3.54	7/31/2015	Monthly
FORT Global Offshore Fund, SPC	5/1/2015	750,000	741,725	1.32	7/1/2015	Daily
GSA QMS Fund Limited	7/1/2012	4,065,006	5,037,855	8.94	8/31/2015	Monthly
IPM Systematic Macro Fund	11/1/2014	1,850,711	1,916,743	3.40	7/31/2015	Monthly
Two Sigma Absolute Return Macro Enhanced Cayman Fund, Ltd.	7/1/2014	3,500,000	3,557,148	6.31	7/31/2015	Monthly
Winton Futures Fund Ltd.	7/1/2012	1,746,811	2,082,858	3.69	7/31/2015	Monthly

Total Commodity Trading Advisors - Managed Futures		18,712,136	20,199,395	35.83

Macro
Autonomy Global Macro Fund Limited	7/1/2012	1,979,933	2,190,990	3.89	8/31/2015	Monthly
D.E. Shaw Oculus International Fund	7/1/2012	2,800,000	3,279,860	5.82	9/30/2015	Quarterly
Discovery Global Opportunity Fund, Ltd.	7/1/2012	1,925,000	2,378,044	4.22	12/31/2015	Semi-annually
Graticule Asia Macro Fund Ltd (formerly Fortress Asia Macro Fund Ltd)	7/1/2012	1,501,908	1,842,722	3.27	9/30/2015	Quarterly
Koppenberg Macro Commodity Fund, Ltd.	7/1/2012	1,807,297	2,088,118	3.70	7/31/2015	Monthly
Macrosynergy Trading Fund Limited	8/1/2014	2,200,000	2,193,329	3.89	9/30/2015	Quarterly
Stone Milliner Macro Fund Inc.	11/1/2013	2,565,168	3,106,957	5.51	8/31/2015	Monthly
Trend Macro Offshore Ltd.	11/1/2013	2,029,070	2,157,882	3.83	7/31/2015	Monthly
Trient Global Macro Fund	3/1/2013	1,941,231	1,949,134	3.46	7/31/2015	Monthly
Tse Capital Offshore Fund, Ltd.	10/1/2013	2,052,349	2,315,773	4.11	9/30/2015	Quarterly
Tudor BVI Global Fund Ltd. (The)	7/1/2012	2,591,828	2,961,675	5.25	9/30/2015	Quarterly
WCG Offshore Fund, Ltd.	3/1/2014	1,650,000	1,849,729	3.28	9/30/2015	Quarterly

Total Macro		25,043,784	28,314,213	50.23

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**

Investment Funds (continued)

Statistical Arbitrage
GSA International Fund Limited	7/1/2012	$1,451,003	$2,026,034	3.59%	9/30/2015	Quarterly
OxAM Quant Fund (International) Limited	7/1/2012	3,042,654	3,596,142	6.38	7/31/2015	Monthly

Total Statistical Arbitrage		4,493,657	5,622,176	9.97

Total Investments in Investment Funds		$48,249,577	54,135,784	96.03

Other Assets, less Liabilities			2,239,398	3.97

Total Net Assets			$56,375,182	100.00%

Detailed information about all the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*

Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2015 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Strategy Allocation	Percent of Net Assets

Macro	50.23%

Commodity Trading Advisors - Managed Futures	35.83

Statistical Arbitrage	9.97

Total Investments in Investment Funds	96.03%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited)

June 30, 2015

1.	Organization

AIP Macro Registered Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 29, 2012. The Fund commenced operations on July 1, 2012 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of “global macro” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”) and Morgan Stanley Investment Management Limited serves as the Fund’s sub-adviser (the “Sub-Adviser”) (collectively with the Investment Adviser, the “Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). Each of the Investment Adviser and Sub-Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2015, AIP Macro Registered Fund P, a feeder fund to the Fund, represented 88.51 % of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund, the Investment Adviser or the Sub-Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was August 1, 2012. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) will not be charged a sales load. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

Shares are to be sold only to Shareholders that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3(d)(1) promulgated under the Advisers Act. The minimum initial investment in the Fund by any Shareholder is $25,000 and the minimum additional investment in the Fund by any Shareholder is $10,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their Shares through the Distributor or a RIA. Any RIA who offers Shares may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 95% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 95% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2015, the Holdback Amount was $154,137, which includes any Holdback Amount for repurchases as of June 30, 2015, and is included in payable for share repurchases in the Statement of Assets and Liabilities.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2015, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

While the Fund does not currently intend to invest in Investment Funds which maintain “side pockets,” as defined below, as of the time of the Fund’s investment by a manner which would expose the Fund to such side pockets, one or more Investment Funds subsequently may establish such side pockets and therefore expose the Fund (and thus its Shareholders) to such side pockets. Side pockets are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager. As of June 30, 2015, none of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2015. If applicable, the Fund recognizes interest accrued related to unrecognized tax

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Taxes (continued)

benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the three-year period ended December 31, 2014, remains subject to examination by major taxing authorities.

At December 31, 2014, the Fund had available for Federal income tax purposes unused short-term and long-term capital losses that will not expire of:

Short-term losses (no expiration)	$647,536

Long-term losses (no expiration)	$486,699

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

At June 30, 2015, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$54,583,074

Gross tax unrealized appreciation	$-
Gross tax unrealized depreciation	(447,290)

Net tax unrealized appreciation/depreciation on investments	$(447,290)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid for the period from January 1, 2015 to June 30, 2015.

The tax character of distributions paid during the year ended December 31, 2014, was as follows:

December 31, 2014
Distributions paid from:
Ordinary income	$2,257,505

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,690,051

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

(observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to June 30, 2015, the Fund did not have any transfers between Levels 1, 2, or 3.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the practical expedient, as defined by ASC 820, Fair Value Measurement. The Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption has been reflected in the Notes to Financial Statements. As of June 30, 2015, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2015, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Commodity Trading Advisors - Managed Futures (a)	$20,199,395	Daily to Monthly	2-60 days
Macro (b)	28,314,213	Monthly to Semi-annually	30-90 days
Statistical Arbitrage (c)	5,622,176	Monthly to Quarterly	30-60 days

Total Investment Funds	$54,135,784

(a)

Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.

(b)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.

(c)

Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

For the period from January 1, 2015 to June 30, 2015, aggregate purchases and proceeds from sales of investments in Investment Funds were $3,257,688 and $7,264,368, respectively.

6.	Investment Receivables and Prepaids

As of June 30, 2015, $4,370,213 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2015, pursuant to each Investment Fund’s operation agreements.

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

Prior to May 1, 2015, in consideration of the advisory and other services to be provided by the Investment Adviser to the Fund, the Fund paid the Investment Adviser a monthly management fee of 0.1042% (1.25% on an annualized basis) of the Fund’s month end net asset value. Effective May 1, 2015, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. The Investment Adviser pays the Sub-Adviser a portion of the net advisory fees the Investment Adviser receives from the Fund on a monthly basis. For the period from January 1, 2015 to June 30, 2015, the Fund incurred management fees of $348,552, of which $79,312 was payable to the Investment Adviser at June 30, 2015.

The Investment Adviser has contractually agreed to waive or reimburse the Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Fund invests, extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.50% until the termination of the Fund’s investment advisory agreement. For the period from January 1, 2015 to June 30, 2015, management fee waivers were $83,572, none of which was receivable from the Investment Adviser at June 30, 2015.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the period. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan.

Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2015, the Fund’s proportionate share of assets attributable to the DC Plan was $404, which is included in the statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf.

As of June 30, 2015, there was one shareholder, affiliated with Morgan Stanley, that invested in the Fund indirectly through the feeder fund, with a net asset balance that represented approximately 34% of the Fund’s net assets.

8.	Line of Credit

Effective July 30, 2013, the Fund entered into a secured credit agreement with State Street for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $7,500,000 or 20% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund pays an annual administration fee related to the Facility of 0.25% of the unused commitment and the annual interest rate on borrowings is the greater of the Federal Funds Rate plus 1.50% or the overnight USD LIBOR plus 1.50%. Under the terms of the Facility, borrowings are repayable no later than July 28, 2015, the termination date of the Facility. At June 30, 2015, there was no outstanding balance against the Facility. For the period from January 1, 2015 to June 30, 2015, the Fund incurred interest expense of $4,317 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
147	$648,367	1.63%

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AIP Macro Registered Fund A

Notes to Financial Statements (Unaudited) (continued)

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2015 to June 30, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period from July 1, 2012 (a) to December 31, 2012
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,021.86	$1,012.44	$1,020.28	$1,000.00

Net investment income (loss) (b)	(7.82)	(15.38)	(15.57)	(7.61)
Net realized and unrealized gain (loss) from investments	3.00	64.76	54.67	43.79

Net increase (decrease) resulting from operations	(4.82)	49.38	39.10	36.18
Distributions paid
Net investment income	-	(39.96)	(46.94)	(15.90)
Net realized gain	-	-	-	-

Net asset value, end of period	$1,017.04	$1,021.86	$1,012.44	$1,020.28

Total return (c)	(0.47%)	4.91%	3.87%	3.63%

Ratio of total expenses before expense waivers and reimbursements (d)	0.90%	1.91%	2.32%	1.87%
Ratio of total expenses after expense waivers and reimbursements (d)	0.76%	1.53%	1.50%	0.75%
Ratio of net investment income (loss) (e)	(0.76%)	(1.53%)	(1.50%)	(0.75%)
Portfolio turnover	5%	38%	18%	0%
Net assets, end of period (000s)	$56,375	$59,044	$55,265	$33,079

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and assumes reinvestment of all distributions during the period.

(d)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(e)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

11.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

AIP Macro Registered Fund A

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory and sub-advisory agreements together are referred to as the “Advisory Agreement.”) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as determined by Lipper, Inc. (“Lipper”). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of the Fund was better than its benchmark for the period since inception (July 2012) but underperformed its benchmark for the one-year period, both ended December 31, 2014. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the advisory fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was acceptable; and (ii) the advisory fee and total expense ratio were competitive with its Lipper peer group average.

AIP Macro Registered Fund A

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Macro Fund P (“AMF P”), charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

AIP Macro Registered Fund A

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

AIP Macro Registered Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

AIP Macro Registered Fund A

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees	Legal Counsel
Michael Nugent, Chairperson of the Board and Trustee	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Michael Bozic	New York, NY 10036
Kathleen A. Dennis
Nancy C. Everett	Kramer Levin Naftalis & Frankel
Jakki L. Haussler	LLP
James F. Higgins	1177 Avenue of the Americas
Dr. Manuel H. Johnson	New York, NY 10036
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Officers

John H. Gernon, President and Principal Executive Officer

Stefanie V. Chang Yu, Chief Compliance Officer

Joseph C. Beneditti, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Noel Langlois, Treasurer and Principal Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Sub-Adviser

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14-4QA, England

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)   Schedule of Investments. Refer to Item 1.

(b)   Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1)	The Code of Ethics. Not applicable to a semi-annual report.

(2)         Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MACRO REGISTERED FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 3, 2015

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 3, 2015

By:	/s/ Noel Langlois
Name: Noel Langlois
Title: Principal Financial Officer
Date: September 3, 2015